Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	JPMORGAN TRUST II
Prospectus Date	rr_ProspectusDate	Jul. 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN MONEY MARKET FUNDS

JPMORGAN TRUST II

JPMorgan Municipal Money Market Fund

(All Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated July 1, 2019

to the Summary Prospectuses and Prospectuses dated July 1, 2019

Removal of Non-Fundamental Investment Restriction: Effective August 1, 2019 (the “Effective Date”), each Fund will no longer be required to invest 100% of its net assets in Weekly Liquid Assets (as such term is defined under Rule 2a-7 under the Investment Company Act of 1940).

Changes to the Funds’ Main Investment Strategies: On the Effective Date, the following language will be removed from the “Risk/Return Summary — The Fund’s Main Investment Strategy” and the “More About the Funds — Additional Information About the Funds’ Investment Strategies” sections of each Fund’s prospectus:

The Fund has adopted a non-fundamental policy that, under normal circumstances, 100% of the securities that it purchases will qualify as weekly liquid assets (as defined under Rule 2a-7, which are generally high-quality, short-term securities) at the time of purchase.

Changes to the Funds’ Main Investment Risks: In addition, on the Effective Date, the “Risk/Return Summary — The Fund’s Main Investment Risks – Investments in Weekly Liquid Assets Risk” and the “More About the Funds — Investment Risks — Investments in Weekly Liquid Assets Risk” sections will be deleted from each Fund’s prospectus.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES

FOR FUTURE REFERENCE

JPMorgan Municipal Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
J.P. MORGAN MONEY MARKET FUNDS

JPMORGAN TRUST II

JPMorgan Municipal Money Market Fund

(All Share Classes)

(each, a “Fund” and collectively, the “Funds”)

Supplement dated July 1, 2019

to the Summary Prospectuses and Prospectuses dated July 1, 2019

Removal of Non-Fundamental Investment Restriction: Effective August 1, 2019 (the “Effective Date”), each Fund will no longer be required to invest 100% of its net assets in Weekly Liquid Assets (as such term is defined under Rule 2a-7 under the Investment Company Act of 1940).

Changes to the Funds’ Main Investment Strategies: On the Effective Date, the following language will be removed from the “Risk/Return Summary — The Fund’s Main Investment Strategy” and the “More About the Funds — Additional Information About the Funds’ Investment Strategies” sections of each Fund’s prospectus:

The Fund has adopted a non-fundamental policy that, under normal circumstances, 100% of the securities that it purchases will qualify as weekly liquid assets (as defined under Rule 2a-7, which are generally high-quality, short-term securities) at the time of purchase.

Changes to the Funds’ Main Investment Risks: In addition, on the Effective Date, the “Risk/Return Summary — The Fund’s Main Investment Risks – Investments in Weekly Liquid Assets Risk” and the “More About the Funds — Investment Risks — Investments in Weekly Liquid Assets Risk” sections will be deleted from each Fund’s prospectus.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES AND PROSPECTUSES

FOR FUTURE REFERENCE